Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 3	$ 369,291	$ (338,462)	$ 30,832
Balance (in shares) at Dec. 31, 2016	34,072,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	2,597	0	2,597
Issuance of common stock (in shares)	2,907,136
Stock based compensation	$ 0	480	0	480
Stock based compensation (in shares)	0
Net loss	$ 0	0	(9,590)	(9,590)
Balance at Jun. 30, 2017	$ 3	372,368	(348,052)	24,319
Balance (in shares) at Jun. 30, 2017	36,979,346
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of revenue recognition accounting policy adjustment (Note 2)	$ 0	0	(1,301)	(1,301)
Balance at Dec. 31, 2017	$ 3	383,007	(341,697)	41,313
Balance (in shares) at Dec. 31, 2017	36,979,346
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	$ 0	931	0	931
Stock based compensation (in shares)	1,239,668
Net loss	$ 0	0	(12,309)	(12,309)
Balance at Jun. 30, 2018	$ 3	$ 383,938	$ (355,307)	$ 28,634
Balance (in shares) at Jun. 30, 2018	38,219,014